CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.04	$ 0.04
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	6,678,713	6,398,588
Treasury shares, shares	367,810	468,540